Long-Term Debt and Trust Preferred Securities	12 Months Ended
Dec. 31, 2018
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt and Trust Preferred Securities [text block]

Long-Term Debt and Trust Preferred Securities

Long-Term Debt by Earliest Contractual Maturity

in € m.	Due in 2019	Due in 2020	Due in 2021	Due in 2022	Due in 2023	Due after 2023	Total Dec 31, 2018	Total Dec 31, 2017
Senior debt:
Bonds and notes:
Fixed rate	16,275	10,510	18,483	6,949	6,898	18,779	77,894	76,285
Floating rate	8,002	4,540	5,347	3,553	2,321	6,732	30,495	33,210
Subordinated debt:
Bonds and notes:
Fixed rate	2,057	1,135	0	0	30	2,075	5,297	5,493
Floating rate	24	180	0	0	1,202	14	1,420	1,738
Other	20,958	6,263	1,335	557	1,087	6,777	36,977	42,988
Total long-term debt	47,317	22,627	25,164	11,060	11,538	34,377	152,083	159,715

The Group did not have any defaults of principal, interest or other breaches with respect to its liabilities in 2018 and 2017.

Trust Preferred Securities[1]

in € m.	Dec 31, 2018	Dec 31, 2017
Fixed rate	2,194	4,462
Floating rate	975	1,030
Total trust preferred securities	3,168	5,491

[1] Perpetual instruments, redeemable at specific future dates at the Group’s option.